Financial Statement Components - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Security deposits	$ 1,072	$ 1,106	$ 1,793
Other non-current assets	1,397	45	36
Total other non-current assets	$ 2,469	$ 1,151	$ 1,829